Xtrackers S and P 500 Scored and Screened ETF N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 19, 2025